Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Amortization	$ 11,383	$ 1,713
Consulting fees	174,200	44,141
Corporate communications and investor relations	376,076	33,429
Legal, accounting and audit	138,024	21,167
Management fees	176,101	53,600
Office and general	291,963	115,079
Travel and accommodation	82,067	7,988
Stock-based compensation	500,742	360,493
Operating expenses, total	1,750,556	637,610
Other items
Exploration property impairments		51,964
Interest income	(35,950)	(6,275)
Gain on sale of net smelter return royalty	(7,067,703)
Realized loss on sale of marketable securities	868,340
Unrealized loss on change in fair value of marketable securities	3,334,120
Other operating income (expense)	(2,901,193)	45,689
Income (loss) and comprehensive income (loss) for the year	$ 1,150,637	$ (683,299)
Income (loss) per share - basic	$ 0.03	$ (0.03)
Income (loss) per share - diluted	$ 0.02	$ (0.03)
Weighted average number of shares outstanding - basic	42,391,792	25,986,111
Weighted average number of shares outstanding - diluted	56,057,074	25,986,111